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[Logo of ReedSmith]                                             Reed Smith LLP
                                                 Riverfront Plaza - West Tower
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                                                       Richmond, VA 23219-4068
                                                           Tel +1 804 344 3400
                                                           Fax +1 804 344 3410

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                                                               +1 202 414 9200
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W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com                                     reedsmith.com

April 25, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT ON FORM N-4 FIRST METLIFE INVESTORS INSURANCE COMPANY
      FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
      FILE NO. 333-209059/811-08306
      (CLASS S (OFFERED ON AND AFTER MAY 2, 2016) AND
      (CLASS S - L SHARE OPTION (OFFERED ON AND AFTER MAY 2, 2016)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Account One (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended, (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Separate Account's Registration Statement on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Separate Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to May 2, 2016. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 414-9208.

NEW YORK . LONDON . HONG KONG . CHICAGO . WASHINGTON, D.C. . BEIJING . PARIS .
 LOS ANGELES . SAN FRANCISCO . PHILADELPHIA . SHANGHAI . PITTSBURGH . HOUSTON SINGAPORE . MUNICH . ABU DHABI . PRINCETON . NORTHERN VIRGINIA . WILMINGTON .
    SILICON VALLEY . DUBAI . CENTURY CITY . RICHMOND . ATHENS . KAZAKHSTAN

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U.S. Securities and Exchange Commission                    [Logo of ReedSmith]
April 25, 2016
Page 2

Very truly yours,

/s/ W. Thomas Conner
-------------------------------
W. Thomas Conner

Attachment

Cc: John B. Towers, Esq.
    Michele H. Abate, Esq.